Loan Capital - Movement Reconciliation (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Loan capital
Balance at beginning	$ 21,826	$ 17,265
Issuances	2,225	4,935
Maturities, repayments, buy backs and reductions	(262)	(1,662)
Total cash movements	1,963	3,273
Foreign exchange translation impact	(564)	521
Fair value hedge accounting adjustments	703	748
Other (amortisation of bond issue costs, etc.)	21	19
Total non-cash movements	160	1,288
Balance at ending	23,949	21,826
Parent Entity
Loan capital
Balance at beginning	21,826	17,265
Issuances	2,225	4,935
Maturities, repayments, buy backs and reductions	(262)	(1,662)
Total cash movements	1,963	3,273
Foreign exchange translation impact	(564)	521
Fair value hedge accounting adjustments	703	748
Other (amortisation of bond issue costs, etc.)	21	19
Total non-cash movements	160	1,288
Balance at ending	$ 23,949	$ 21,826